Jun. 29, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.